Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Disclosure

Fair value disclosure:

		December 31, 2024 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment (including restricted)	$16,089,248	$-	$16,089,248	$-

		December 31, 2023 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment (including restricted)	$4,988,772	$-	$4,988,772	$-

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Office building improvement	15 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets	Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:
Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Schedule of Cost Method Investments

The Company’s cost method investments are as summarized below as of years ended:

	December 31, 2024	December 31, 2023
Zhongcang Warehouse Co., Ltd.	$486,179	$493,435
Beijing Jiu Yu Ling Jing Technology Co., Ltd.	417,339	423,567
Total cost method investments	$903,518	$917,002

Schedule of Disaggregated its Revenue

The Company disaggregated its revenue into the following four categories:

	Years Ended December 31,
	2024	2023	2022

Listing service fees	$103,807	$457,176	$1,244,251
Transaction fees	296,379	806,794	13,643,958
Marketing service fees	156,995	166,444	2,749,224
Other revenues*	65,509	149,644	175,706
Total	$622,690	$1,580,058	$17,813,139

*	Including $54,633, $144,609, and $166,325 for the years ended December 31, 2024, 2023 and 2022, respectively, from related parties.

Schedule of Payments Received from Customer

Payments received from customers before all the relevant criteria for revenue recognition are recorded as deferred revenue.

	December 31, 2024	December 31, 2023

Beginning balance	$181,930	$449,037
Customer advances	558,603	1,302,736
Recognized as revenues	(650,332)	(1,363,629)
Refunds	-	(194,841)
Effect of exchange rates	(11,774)	(11,373)
Ending balance	$78,427	$181,930

Schedule of Revenue and Expense

The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Total revenues	$622,690	$1,580,058	$17,813,139
Less cost of revenues	182,181	405,628	996,459
Less significant segment expenses:
Selling and marketing:
Employee expenses	146,601	185,483	214,506
Commission expenses	30,328	225,846	6,900,037
Other selling and marketing expenses	30,913	206,782	553,705
Selling and marketing - related party	-	-	43,590
General and administrative:
Employee expenses	560,611	707,216	691,180
Stock compensation expense	573,000	92,963	464,814
Depreciation and amortization expense	488,130	610,369	654,709
Professional expenses	1,090,632	2,725,164	2,282,134
Research and development expenses	107,727	-	-
Other general and administrative	505,374	521,726	2,183,824
General and administrative - related parties	104,391	234,289	238,830
Other segment items:
Gain from short-term investment	(109,964)	(89,474)	(156,066)
Interest income	(763,190)	(372,199)	(226,158)
Impairment loss on intangible assets	356,676	-	-
Other income, net	(247,277)	(290,088)	(268,923)
Income tax expenses	93	14,833	4,812
Segment net loss	$(2,433,536)	$(3,598,480)	$3,235,686